Trade Receivables, Net (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables [abstract]
Beginning balance	$ 930	$ 335
Provision for the year	1,058	835
Derecognition of bad debts	(556)	(240)
Ending balance	$ 1,432	$ 930